Impairment - Schedule of Impairment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits	$ 6,982
Assets held for sale	388
Property, plant and equipment	4,882
Total	12,252
Immersion cooling equipment [Member]
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits
Assets held for sale
Property, plant and equipment	1,882
Total	1,882
Short-term deposits [Member]
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits	6,982
Assets held for sale
Property, plant and equipment
Total	6,982
Miners held for sale [member]
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits
Assets held for sale	388
Property, plant and equipment
Total	388
Suni mineral asset [Member]
Schedule of Impairment on Equipment and Construction Prepayments [Line Items]
Short-term prepaid deposits
Assets held for sale
Property, plant and equipment	3,000
Total	$ 3,000